American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Moderate
April 30, 2024

One Choice Portfolio: Moderate - Schedule of Investments
APRIL 30, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 43.5%
Focused Dynamic Growth Fund Investor Class(2)	656,619	35,043,732
Focused Large Cap Value Fund Investor Class	14,161,673	145,015,535
Growth Fund Investor Class	1,944,882	100,997,715
Heritage Fund Investor Class	4,316,438	100,745,671
Mid Cap Value Fund Investor Class	6,303,792	98,780,428
Select Fund Investor Class	133,496	13,983,669
Small Cap Growth Fund Investor Class(2)	1,484,271	27,548,068
Small Cap Value Fund Investor Class	2,716,690	27,764,568
Sustainable Equity Fund Investor Class	4,313,164	214,795,591
		764,674,977
Domestic Fixed Income Funds — 27.7%
Core Plus Fund Investor Class	27,032,415	240,588,498
High Income Fund Investor Class	3,737,604	31,545,380
Inflation-Adjusted Bond Fund Investor Class	10,036,464	102,371,938
Short Duration Fund Investor Class	9,847,222	95,124,161
Short Duration Inflation Protection Bond Fund Investor Class	1,725,178	17,303,531
		486,933,508
International Equity Funds — 20.6%
Emerging Markets Fund Investor Class	7,170,446	74,429,233
Global Real Estate Fund Investor Class	2,686,108	31,400,608
International Growth Fund Investor Class	8,901,116	108,415,588
International Small-Mid Cap Fund Investor Class	3,905,978	37,067,728
International Value Fund Investor Class	8,583,037	73,814,117
Non-U.S. Intrinsic Value Fund Investor Class	3,921,520	36,470,140
		361,597,414
International Fixed Income Funds — 8.2%
Emerging Markets Debt Fund Investor Class	3,989,550	34,629,294
Global Bond Fund Investor Class	13,015,126	110,238,121
		144,867,415
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,542,573,450)		1,758,073,314
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,758,073,314

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$32,619	—	$1,657	$4,081	$35,043	657	$(10)	—
Focused Large Cap Value Fund	171,710	$4,667	35,091	3,730	145,016	14,162	(1,412)	$4,667
Growth Fund	86,261	18,804	13,950	9,883	100,998	1,945	(242)	4,891
Heritage Fund	109,807	774	20,329	10,494	100,746	4,316	(2,715)	773
Mid Cap Value Fund	100,639	4,497	3,777	(2,579)	98,780	6,304	(5)	4,498
Select Fund	—	13,520	—	464	13,984	133	—	662
Small Cap Growth Fund(3)	24,548	2,888	228	340	27,548	1,484	(71)	—
Small Cap Value Fund	23,818	4,011	344	280	27,765	2,717	5	196
Sustainable Equity Fund	239,266	4,884	40,996	11,642	214,796	4,313	5,784	3,867
Core Plus Fund	232,607	40,397	31,522	(894)	240,588	27,032	(6,138)	8,091
High Income Fund	18,852	12,453	—	240	31,545	3,738	—	1,064
Inflation-Adjusted Bond Fund	105,978	3,292	3,836	(3,062)	102,372	10,036	(636)	3,292
Short Duration Fund	85,852	9,317	—	(45)	95,124	9,847	—	3,019
Short Duration Inflation Protection Bond Fund	17,950	415	1,111	50	17,304	1,725	2	415
Emerging Markets Fund	60,168	16,235	3,502	1,528	74,429	7,170	(910)	926
Global Real Estate Fund	18,413	14,444	1,100	(357)	31,400	2,686	(52)	448
International Growth Fund	123,744	544	17,811	1,939	108,416	8,901	(4,416)	544
International Small-Mid Cap Fund	36,628	393	161	208	37,068	3,906	(43)	393
International Value Fund	87,436	3,124	19,106	2,360	73,814	8,583	(1,538)	3,124
Non-U.S. Intrinsic Value Fund	49,395	4,063	12,099	(4,889)	36,470	3,922	(256)	4,063
Emerging Markets Debt Fund	38,052	1,437	4,314	(546)	34,629	3,990	(685)	1,438
Global Bond Fund	89,301	23,179	1,697	(545)	110,238	13,015	(376)	2,000
Disciplined Growth Fund	32,826	—	23,281	(9,545)	—	—	10,706	—
International Bond Fund(3)	35,532	—	43,507	7,975	—	—	(8,176)	—
	$1,821,402	$183,338	$279,419	$32,752	$1,758,073	140,582	$(11,184)	$48,371
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.